Inventories - Inventories (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Inventory [Line Items]
Inventory	$ 19,556	$ 18,457	$ 15,354
Operating Store - Food and Beverage [Member]
Inventory [Line Items]
Inventory		4,494	3,961
Operating Store - Amusement [Member]
Inventory [Line Items]
Inventory		6,497	6,214
Corporate Supplies, Warehouse and Other [Member]
Inventory [Line Items]
Inventory		$ 7,466	$ 5,179